Commitments and Contingencies - Lease Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Maturity of lease liabilities for the years ending December 31,
2020	$ 4,232
2021	5,039
2022	4,460
2023	4,359
2024	3,869
Thereafter	12,222
Total lease payments	34,181
Less: imputed interest	(7,943)
Less: foreign exchange (gain)/loss	(17)
Present value of lease liabilities	$ 26,221	$ 6,300